Other Expense (Tables)	9 Months Ended
Sep. 30, 2018
Other Liabilities Disclosure [Abstract]
Components of Other Expense
The components of other expense are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$
Freight tax provision	(2,050)	(1,864)	(10,014)	(6,296)
Foreign exchange gain	1,251	81	6,025	151
Other income	—	15	49	227
Total	(799)	(1,768)	(3,940)	(5,918)

Unrecognized Tax Benefits Roll Forward
The following reflects the changes in the Company’s potential tax on freight income, recorded in other long-term liabilities, from January 1, 2018 to September 30, 2018:

2018
$
Balance of unrecognized tax benefits as at January 1	26,054
Increases for positions related to the current period	2,099
Changes for positions taken in prior periods	1,852
Decreases related to statute of limitations	(93)
Balance of unrecognized tax benefits as at September 30	29,912